Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W. Suite 700 Washington, DC 20006-1871 Telephone 202.419.8402 Fax 202.822.0140 www.stradley.com

January 4, 2022

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	The Commerce Funds (File No. 811-8598)

Dear Sir or Madam:

On behalf of The Commerce Funds (the “Trust”) and pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system, please find enclosed a preliminary copy of the proxy statement, notice of meeting and form of proxy to be furnished to shareholders of The Growth Fund, a series of the Trust (the “Fund”), in connection with a special meeting of shareholders (the “Meeting”) of the Fund, scheduled to be held on or about March 25, 2022.  Definitive copies of these proxy materials currently are anticipated to be released to shareholders on or about February 4, 2022.
At the Meeting, shareholders will be asked to vote to change the classification of the Fund under the Investment Company Act of 1940, as amended, from “diversified” to “non-diversified” and to eliminate the Fund’s related fundamental investment limitation.
Please direct questions or comments relating to this filing to me at (215) 419-8402.

Sincerely, /s/ Christopher J. Zimmerman Christopher J. Zimmerman

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